TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Unrecognized Tax Benefits
	2025	2024

Beginning balance	$6,694	$6,189
Decrease related to settlement tax years*	(4,696)	-
Additions for prior year tax positions	-	326
Decrease for prior year tax positions*	(1,179)	(378)
Additions for current year tax positions	1,750	557

Ending balance	$2,569	$6,694

* In 2025, Radware Ltd. was subject to an examination by the Israeli Income Tax Authority with respect to its tax returns for the 2019–2022 tax years. In December 2025, the Company entered into a settlement agreement with the Israeli Income Tax Authority, thereby concluding the examination. The Company had previously recorded adequate tax provisions to fully cover the obligations arising from the settlement. Accordingly, the audit findings and related agreement did not have a material impact on the Company’s consolidated statements of operations or its overall tax expense.

Schedule of Taxes on Income
	Year ended December 31,
	2025	2024	2023

Current taxes	$9,045	$6,188	$3,255
Deferred taxes	5	439	582

	$9,050	$6,627	$3,837

Domestic	$4,768	$3,651	$1,079
Foreign	4,282	2,976	2,758

	$9,050	$6,627	$3,837

	Year ended December 31,
	2025	2024	2023
Domestic taxes:

Current taxes	$6,514	$4,777	$488
Deferred taxes	(1,746)	(1,126)	591

	4,768	3,651	1,079
Foreign taxes:

Current taxes	2,531	1,411	2,767
Deferred taxes	1,751	1,565	(9)

	4,282	2,976	2,758

	$9,050	$6,627	$3,837

Schedule of Significant Components of Deferred Tax Liabilities and Assets
	December 31,
	2025	2024

Carryforward losses and tax credit	$21,070	$16,862
Deferred revenues	3,770	4,976
Operating lease liabilities	1,829	1,886
Employee stock-based compensation	6,290	7,173
Other temporary differences	3,913	3,521

Deferred tax assets before valuation allowance	36,872	34,418
Valuation allowance	(13,852)	(11,930)

Net deferred tax assets	23,020	22,488

Intangible assets, including goodwill	(4,749)	(4,656)
ROU assets	(1,668)	(1,909)
Depreciable assets	(852)	(837)

Deferred tax liability	(7,269)	(7,402)

Net deferred tax assets	$15,751	$15,086

Schedule of Reconciliation Between Theoretical and Actual Tax Expense
	Year ended December 31,
	2025

Israeli federal statutory tax rate	$6,741	23.0%

Foreign tax effects:

United States
State and local taxes	484	1.7%
Stock Based Compensation	656	2.2%
Other	1,000	3.4%

India
Changes in valuation allowance	916	3.1%
Non-deductible / taxable items	(383)	(1.3)%
Other	84	0.3%

Colombia
Withholding taxes	409	1.4%
Other	32	0.1%

Ecuador
Withholding taxes	579	2.0%

Other foreign jurisdictions	1,531	5.2%

Foreign withholding tax credits	(2,580)	(8.8)%

Changes in valuation allowances	3,022	10.3%

Non-taxable or Non-deductible items:
Stock Based Compensation	1,274	4.3%
Other	(30)	(0.1)%

Reduced tax rate for preferred technological enterprises	(3,660)	(12.5)%

Change in Unrecognized Tax Benefits	(561)	(1.9)%

Other	(463)	(1.6)%

Effective Tax Rate	$9,050	30.9%

A reconciliation between the theoretical tax expense prior to the adoption of ASU 2023-09, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the consolidated statements of income (loss) is as follows:

	2024	2023

Income (loss) before taxes, as reported in the consolidated statements of income (loss)	$12,665	$(17,753)

Statutory tax rate	23%	23%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$2,913	$(4,083)
Tax adjustment in respect of different tax rate of foreign subsidiary	(141)	(57)
Non-deductible expenses and other permanent differences	820	536
Deferred taxes on losses for which valuation allowance was provided, net	3,498	2,635
Foreign withholding taxes	637	637
Share compensation relating to share options per ASC No. 718	158	3,716
Income taxes in respect of prior years	671	1,246
Change of tax rate	-	-
Approved, Privileged and Preferred enterprise loss (benefits) (*)	(2,170)	(1,086)
Other	241	293

Actual tax expense	$6,627	$3,837

(*) Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status	$0.05	$0.03

Diluted earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status	$0.05	$0.03

Schedule of Income Before Income Taxes
	Year ended December 31,
	2025	2024	2023

Domestic	$655	$(7,021)	$(33,444)
Foreign	28,652	19,686	15,691

Income (loss) before taxes on income	$29,307	$12,665	$(17,753)